GAIN ON REMEASUREMENT OF PREVIOUSLY HELD EQUITY INTEREST (Details) - CAD ($) $ in Millions		7 Months Ended	12 Months Ended
	Nov. 05, 2024	Nov. 04, 2024	Mar. 31, 2026	Mar. 31, 2025
Disclosure of information about consolidated structured entities [line items]
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination			$ 0.0	$ 72.6
SIMCOM
Disclosure of information about consolidated structured entities [line items]
Equity interest in joint venture (in percent)		50.00%
SIMCOM
Disclosure of information about consolidated structured entities [line items]
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	$ 72.6
Disposal of discontinued operations	29.4
Cumulative foreign exchange differences derecognised	7.7
Other expenses	$ 5.3